SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Plan
Stock Options, Outstanding, Beginning Balance	1,882,500	1,800,000	1,800,000
Weighted average exercise price, beginning balance	$ 1.00	$ 1.00	$ 1.00
Stock Options, Granted		82,500
Weighted average exercise price, granted	$ 0.53	$ 1.00
Stock Options, Canceled
Weighted average exercise price, canceled
Stock Options, Exercised
Weighted average exercise price, exercised
Stock Options, Outstanding, Ending Balance	1,882,500	1,882,500	1,800,000
Weighted average exercise price, ending balance	$ 1.00	$ 1.00	$ 1.00
Stock Options, Outstanding, Ending Balance	1,882,500	1,882,500	1,800,000
Weighted average exercise price, ending balance	$ 1.00	$ 1.00	$ 1.00